JPMORGAN TRUST I

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement® Income Fund

JPMorgan SmartRetirement® 2020 Fund

JPMorgan SmartRetirement® 2025 Fund

JPMorgan SmartRetirement® 2030 Fund

JPMorgan SmartRetirement® 2035 Fund

JPMorgan SmartRetirement® 2040 Fund

JPMorgan SmartRetirement® 2045 Fund

JPMorgan SmartRetirement® 2050 Fund

JPMorgan SmartRetirement® 2055 Fund

JPMorgan SmartRetirement® 2060 Fund

Prospectus dated November 1, 2020, as supplemented

J.P. Morgan U.S. Equity Funds

JPMorgan Diversified Fund

JPMorgan Equity Focus Fund

JPMorgan Hedged Equity Fund

JPMorgan Intrepid Value Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Small Cap Blend Fund

JPMorgan Small Cap Core Fund

JPMorgan Small Cap Equity Fund

JPMorgan U.S. Equity Fund

JPMorgan U.S. GARP Equity Fund (formerly JPMorgan Intrepid Growth Fund)

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Research Enhanced Equity Fund

JPMorgan U.S. Small Company Fund

JPMorgan U.S. Sustainable Leaders Fund (formerly JPMorgan Intrepid Sustainable Equity Fund)

JPMorgan U.S. Value Fund (formerly JPMorgan Growth and Income Fund)

JPMorgan Value Advantage Fund

Prospectuses dated November 1, 2020, as supplemented

JPMORGAN TRUST II

J.P. Morgan Investor Funds

JPMorgan Investor Balanced Fund

JPMorgan Investor Conservative Growth Fund

JPMorgan Investor Growth Fund

JPMorgan Investor Growth & Income Fund

Prospectus dated March 1, 2021, as supplemented

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Income Fund

JPMorgan Equity Index Fund

JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Value Fund

JPMorgan Market Expansion Enhanced Index Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Value Fund

JPMorgan SMID Cap Equity Fund (formerly JPMorgan Intrepid Mid Cap Fund)

Prospectuses dated November 1, 2020, as supplemented

JPMORGAN TRUST IV

J.P. Morgan Funds

JPMorgan SmartSpending 2015SM Fund

JPMorgan SmartSpending 2020SM Fund

Prospectus dated November 1, 2020, as supplemented

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Premium Income Fund

Prospectus dated November 1, 2020, as supplemented

JPMorgan Hedged Equity 2 Fund

JPMorgan Hedged Equity 3 Fund

Prospectus dated February 16, 2021, as supplemented

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

J.P. Morgan U.S. Equity Funds

JPMorgan Mid Cap Value Fund

Prospectus dated November 1, 2020, as supplemented

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

J.P. Morgan U.S. Equity Funds

JPMorgan Growth Advantage Fund

Prospectus dated November 1, 2020, as supplemented

UNDISCOVERED MANAGERS FUNDS

JPMorgan Realty Income Fund

Prospectus dated July 1, 2020, as supplemented

Undiscovered Managers Behavioral Value Fund

Prospectus dated November 1, 2020, as supplemented

SUP-R6-321

(Class R6 Shares)

(each, a “Fund” and together, the “Funds”)

Supplement dated March 1, 2021

to the Prospectuses as dated above

Effective immediately, the introductory paragraphs to the “Investing with J.P. Morgan Funds — FINANCIAL INTERMEDIARY COMPENSATION” section of each Prospectus will be hereby deleted and replaced with the following:

FINANCIAL INTERMEDIARY COMPENSATION

The following section describes the various fees that you will pay if you purchase shares of the Funds. In addition, it describes the types of compensation paid to Financial Intermediaries for the sale of Fund shares and related services.

Class R6 Shares are only available through a Financial Intermediary if the Financial Intermediary will not receive from the Fund assets or the Distributor’s or an affiliate’s resources any commission payments, service fees (including sub-transfer agent and networking fees), or distribution fees (including Rule 12b-1 fees) with respect to assets invested in Class R6 Shares. This restriction does not apply to fees paid to a Financial Intermediary by an affiliate of the Distributor from its fees for retirement plan recordkeeping services.

To obtain information, see below, visit www.jpmorganfunds.com or call 1-800-480-4111.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE